ACCEL NETWORKS LLC Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 18, 2015
Business Acquisition [Line Items]
Goodwill	$ 218,516	$ 154,114	$ 156,488
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Accounts receivable				$ 551
Prepaid and other assets				59
Inventory				133
Property and equipment				1,388
Identifiable intangible assets				5,499
Goodwill				3,706
Total Assets Acquired				11,336
Accounts payable and accrued liabilities				1,034
Deferred revenue				78
Fair value of net assets acquired				$ 10,224